POST-EMPLOYMENT BENEFIT - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Health Plan
Expected duration of contribution to Social Security (Instituto Nacional do Seguro Social), or "INSS" for entitled to defined benefit plan	20 years
Expected uninterrupted service duration for entitled to defined benefit plan	15 years
Sponsor contribution to defined contribution plans	R$ 111	R$ 103	R$ 303
Weighted average duration of defined benefit obligation	8 years 10 months 24 days	8 years 10 months 24 days
Change in methods for preparing the sensitivity analysis	There have been no changes regarding biometric and demographic assumptions compared to previous years and the methods adopted in preparing the sensitivity analysis
Post-employment benefit expense, defined contribution plans	R$ 15,076	R$ 14,647
Compagas
Health Plan
Weighted average duration of defined benefit obligation	20 years 4 months 24 days	27 years 6 months
Defined benefit [member] | CLE [member]
Health Plan
Sponsor contribution to defined contribution plans	R$ 16,252	R$ 13,199
Expected Contributions To Defined Benefit Plan	16,328
Health plan [member]
Health Plan
Sponsor contribution to defined contribution plans	R$ 31,169	R$ 27,088
Weighted average duration of defined benefit obligation	8 years 10 months 24 days	10 years 10 months 24 days
Expected Contributions To Defined Benefit Plan	R$ 46,643